Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net loss	$ (781,940)	$ (2,086,586)
Adjustments to reconcile net loss to net cash provided by operations:
Depreciation and amortization	6,406,715	6,390,306
Loss on sale of asset	3,471	0
Loss on dryer fire	50,000	0
Change in fair value of derivative financial instruments	0	5,325
Gain on forgiveness of accrued board compensation	(1,226,500)	0
Forgiveness of notes payable to members	(3,750)	0
Change in operating assets and liabilities:
Receivables	(857,205)	(1,568,938)
Inventory	(208,972)	(2,296,011)
Prepaid expenses and other	67,221	414,253
Deposits	0	(250,000)
Accounts payable	(548,447)	2,394,388
Accrued liabilities	(681,432)	1,763,631
Net cash provided by operating activities	2,219,161	4,766,368
Cash Flows from Investing Activities
Purchases of property and equipment	(844,206)	(123,089)
Proceeds from insurance company	1,050,000	0
Proceeds from sale of fixed assets	3,250	0
Net change in restricted cash and investments	788,784	(55,390)
Net cash provided by (used in) investing activities	997,828	(178,479)
Cash Flows from Financing Activities
Payments on long-term debt	(12,026,321)	(4,473,679)
Sale of Preferred Class B Units	10,525,000	0
Sale of Preferred Class A Units	0	75
Payments for cost of raising capital	(27,574)	0
Debt issuance costs	0	(350,000)
Net cash used in financing activities	(1,528,895)	(4,823,604)
Increase (Decrease) in Cash and Cash Equivalents	1,688,094	(235,715)
Cash and Cash Equivalents-Beginning of Period	1,618,244	1,853,959
Cash and Cash Equivalents-End of Period	3,306,338	1,618,244
Cash payments for interest	3,859,552	2,516,320
Issue Class A member units for accrued compensation	96,000	0
Payments for member loans included in accounts payable	$ 15,000	$ 0